Intangible Assets, Net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net and Goodwill
Schedule of intangible assets and goodwill

	2025						2024
			Accumulated		Carrying				Accumulated		Carrying
	Cost		Amortization		Amount		Cost		Amortization		Amount
Intangible assets with indefinite useful lives and goodwill:
Trademarks	Ps.	32,828	Ps.	—	Ps.	32,828	Ps.	32,828	Ps.	—	Ps.	32,828
Concessions		15,070,025		—		15,070,025		15,070,025		—		15,070,025
Goodwill		13,454,998		—		13,454,998		13,454,998		—		13,454,998
		28,557,851		—		28,557,851		28,557,851		—		28,557,851
Intangible assets with finite useful lives:
Trademarks		2,245,835		(2,245,835)		—		2,245,835		(2,245,835)		—
Licenses and software		22,629,288		(18,076,491)		4,552,797		21,320,603		(16,716,480)		4,604,123
Subscriber lists		8,392,469		(8,384,818)		7,651		8,663,463		(8,468,156)		195,307
Payments for concessions		5,824,365		(1,150,669)		4,673,696		5,824,365		(863,002)		4,961,363
Other intangible assets		2,365,713		(1,789,275)		576,438		2,306,185		(1,697,740)		608,445
		41,457,670		(31,647,088)		9,810,582		40,360,451		(29,991,213)		10,369,238
	Ps.	70,015,521	Ps.	(31,647,088)	Ps.	38,368,433	Ps.	68,918,302	Ps.	(29,991,213)	Ps.	38,927,089

Schedule of changes in net carrying amount of goodwill, indefinite-lived trademarks and concessions

			Indefinite-lived		Indefinite-lived
	Goodwill		Trademarks		Concessions
Balance as of January 1, 2024	Ps.	13,904,998	Ps.	32,828	Ps.	15,166,067
Acquisitions		—		—		21,564
Impairment adjustments		(450,000)		—		(117,606)
Balance at December 31, 2024		13,454,998		32,828		15,070,025
Acquisitions		—		—		—
Impairment adjustments		—		—		—
Balance at December 31, 2025	Ps.	13,454,998	Ps.	32,828	Ps.	15,070,025

Schedule of key assumptions used for fair value or value in use calculations of goodwill and intabgible assets

The key assumptions used for either fair value less cost of disposal or value in use calculations of goodwill and intangible assets in 2025, were as follows (see Note 15):

	Telecom
	Residential		Satellite	Enterprise
Value in use calculations:
Long-term growth rate		3.3%	2.0%		3.3%
Post-tax discount rate		10.5%	11.0%		10.7%
Pre-tax discount rate		14.3%	15.1%		14.4%
Fair value calculations:	Minimum	Maximum		Minimum	Maximum
Multiple of sales	1.6	3.2	N/A	1.4	3.7
Multiple of EBITDA (as defined)	3.6	8.4	N/A	4.4	8.0

The key assumptions used for either fair value less cost of disposal or value in use calculations of goodwill and intangible assets in 2024, were as follows (see Note 15):

	Telecom
	Residential		Satellite	Enterprise
Value in use calculations:
Long-term growth rate		3.7%	2.0%		3.7%
Post-tax discount rate		11.0%	11.3%		11.0%
Pre-tax discount rate		14.0%	14.3%		14.0%
Fair value calculations:	Minimum	Maximum		Minimum	Maximum
Multiple of sales	1.7	3.7	N/A	1.0	2.7
Multiple of EBITDA (as defined)	3.8	7.9	N/A	3.2	6.7

Intangible Assets with Indefinite Useful Lives
Intangible Assets, Net and Goodwill
Schedule of intangible assets and goodwill

	2025
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at January 1, 2025	Ps.	32,828	Ps.	15,070,025	Ps.	13,454,998	Ps.	28,557,851
Acquisitions		—		—		—		—
Balance at December 31, 2025	Ps.	32,828	Ps.	15,070,025	Ps.	13,454,998	Ps.	28,557,851

	2024
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at January 1, 2024	Ps.	32,828	Ps.	15,166,067	Ps.	13,904,998	Ps.	29,103,893
Acquisitions		—		21,564		—		21,564
Retirements and impairment adjustments		—		(117,606)		(450,000)		(567,606)
Balance at December 31, 2024	Ps.	32,828	Ps.	15,070,025	Ps.	13,454,998	Ps.	28,557,851

Intangible Assets with Finite Useful Lives
Intangible Assets, Net and Goodwill
Schedule of intangible assets and goodwill

	2025
			Licenses						Other
			and		Subscriber		Payments for		Intangible
	Trademarks		Software		Lists		Concessions		Assets		Total
Cost:
Balance at January 1, 2025	Ps.	2,245,835	Ps.	21,320,603	Ps.	8,663,463	Ps.	5,824,365	Ps.	2,306,185	Ps.	40,360,451
Additions		—		1,184,996		—		—		102,114		1,287,110
Transfers from property, plant and equipment		—		211,083		—		—		—		211,083
Reclassifications from other accounts		—		340		5,100		—		(5,440)		—
Retirements		—		(42,480)		(262,906)		—		(37,146)		(342,532)
Effect of translation		—		(45,254)		(13,188)		—		—		(58,442)
Balance at December 31, 2025		2,245,835		22,629,288		8,392,469		5,824,365		2,365,713		41,457,670
Accumulated amortization:
Balance at January 1, 2025		(2,245,835)		(16,716,480)		(8,468,156)		(863,002)		(1,697,740)		(29,991,213)
Amortization of the year		—		(1,342,296)		(230,997)		(287,667)		(55,921)		(1,916,881)
Other amortization of the year		—		—		—		—		(1,376)		(1,376)
Transfers and reclassifications		—		(340)		38,241		—		(37,901)		—
Reclassifications from other accounts		—		(62,736)		—		—		—		(62,736)
Retirements		—		680		262,906		—		3,663		267,249
Effect of translation		—		44,681		13,188		—		—		57,869
Balance at December 31, 2025		(2,245,835)		(18,076,491)		(8,384,818)		(1,150,669)		(1,789,275)		(31,647,088)
	Ps.	—	Ps.	4,552,797	Ps.	7,651	Ps.	4,673,696	Ps.	576,438	Ps.	9,810,582

	2024
			Licenses						Other
			and		Subscriber		Payments for		Intangible
	Trademarks		Software		Lists		Concessions		Assets		Total
Cost:
Balance at January 1, 2024	Ps.	2,236,012	Ps.	16,990,167	Ps.	8,779,649	Ps.	5,824,365	Ps.	3,680,220	Ps.	37,510,413
Additions		9,823		1,266,988		—		—		80,479		1,357,290
Transfers from property, plant and equipment		—		770,090		—		—		—		770,090
Reclassifications from other accounts		—		2,435,700		—		—		356,674		2,792,374
Retirements and impairment adjustments		—		(204,742)		(134,846)		—		(1,814,206)		(2,153,794)
Effect of translation		—		62,400		18,660		—		3,018		84,078
Balance at December 31, 2024		2,245,835		21,320,603		8,663,463		5,824,365		2,306,185		40,360,451
Accumulated amortization:
Balance at January 1, 2024		(2,187,698)		(12,594,645)		(8,177,490)		(575,335)		(2,689,296)		(26,224,464)
Amortization of the year		(58,137)		(2,395,212)		(312,184)		(287,667)		(67,002)		(3,120,202)
Other amortization of the year (1)		—		—		—		—		(47,628)		(47,628)
Transfers and reclassifications		—		—		4,770		—		(4,770)		—
Reclassifications from other accounts		—		(1,242,761)		(79,806)		—		(83,289)		(1,405,856)
Retirements and impairment adjustments		—		(421,290)		115,214		—		1,196,395		890,319
Effect of translation		—		(62,572)		(18,660)		—		(2,150)		(83,382)
Balance at December 31, 2024		(2,245,835)		(16,716,480)		(8,468,156)		(863,002)		(1,697,740)		(29,991,213)
	Ps.	—	Ps.	4,604,123	Ps.	195,307	Ps.	4,961,363	Ps.	608,445	Ps.	10,369,238

(1)	Other amortization of the year relates to discontinued operations, primarily to amortization of soccer player rights for the one-month period ended January 31, 2024.